Government Bonds And Other Assets	3 Months Ended
Mar. 31, 2026
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds And Other Assets	GOVERNMENT BONDS AND OTHER ASSETS
A.    Government bonds

The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of March 31, 2026 and December 31, 2025:

	March 31,		December 31,
	2026		2025
Government bonds (1)	Ps.	—	Ps.	21,435,936
Less: current portion of Government Bonds, net of expected credit losses	—		21,435,936
Total long-term notes receivable	Ps.	—	Ps.	—
(1)As of December 31, 2025, includes an expected credit loss of Ps.1,573.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the Fondo Laboral Pemex (Pemex Labor Fund, or “FOLAPE”) for payments related to its pension and retirement plan obligations.
During the period from January 1 to December 31, 2025, interest income generated by the Government Bonds amounted to Ps.1,759,219, of which Petróleos Mexicanos received payments in the amount of Ps.1,819,299.
As of December 31, 2025, the Government Bonds consist of 1 development bonds, issued by the Secretaría de Hacienda y Crédito Público (“Ministry of Finance and Public Credit” or “SHCP”) with maturity in March 2026, at fair value of Ps. 21,419,618.
As of December 31, 2025, the fair value of the transferred assets was Ps. 21,765,389 and the fair value of the associated liabilities was Ps. 20,119,075, resulting in a net position of Ps. 1,646,314.
As of December 31, 2025, the recorded liability was Ps. 20,095,070 (Ps. 19,942,808 of principal and Ps. 152,262 of interest).
The roll-forward of the Government Bonds is as follows:

	March 31,
	2026		2025
Balance as of the beginning of the year	Ps.	21,435,936	Ps.	35,875,353
Government Bonds collected (1)	(21,419,618)		(3,586,058)
Accrued interests	—		620,211
Interests received from bonds	—		(980,870)
Amortized cost	(17,891)		348,609
Reversal of impairment of bonds	1,573		1,690
Balance at the end of the period	Ps.	—	Ps.	32,278,935
(1)As of March 31, 2026, the final Government Bond had been collected.
B.    Other assets
As of March 31, 2026 and December 31, 2025, the balance of other assets was as follows:

	March 31,		December 31,
	2026		2025
Restricted cash (1)	Ps.	20,162,985	Ps.	19,834,399
Guarantees (2)	11,426,612		11,281,010
Payments in advance	4,735,206		3,846,363
Insurance	1,929,370		1,932,648
Other	1,429,773		1,428,371
Total other assets	Ps.	39,683,946	Ps.	38,322,791

(1)As of March 31, 2026 and December 31, 2025, restricted cash mainly consists of collateral for a financing transaction maturing in November 2028, amounting to Ps.16,729,764 and Ps.16,637,164, respectively, as well as cash related to court-ordered seizures amounting to Ps.3,433,220 and Ps.3,197,220, respectively.
(2)As of March 31, 2026 and December 31, 2025, includes Ps.6,410,502 and Ps.6,375,020 of collateral for financing transaction on August 18, 2025.